Net Loss Per Common Share - Computation of Basic and Diluted Loss per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Income (loss) from continuing operations	$ (78,182)	$ (133,542)	$ (1,028,707)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Income (loss) available to common stockholders from continuing operations	(99,475)	(131,655)	(1,052,942)
Income from discontinued operations			11,397
Net loss attributable to Alere Inc. and Subsidiaries	$ (78,182)	$ (133,542)	$ (1,017,310)
Denominator:
Weighted-average shares outstanding - basic and diluted	80,587	83,128	84,445
Loss per common share from continuing operations	$ (1.23)	$ (1.58)	$ (12.47)
Income per common share from discontinued operations			$ 0.14
Net loss per common share	$ (1.23)	$ (1.58)	$ (12.33)